COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	3 Months Ended	12 Months Ended
	Oct. 02, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Workforce (Unaudited)
Number of associates		123,200
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016		$ 171
2017		109
2018		89
2019		68
2020		59
Thereafter		220
Total minimum operating lease payments		$ 716
North America
Workforce (Unaudited)
Number of associates covered by collective bargaining agreements		17,500
Collective bargaining agreements period, low end of range (in years)		3 years
Collective bargaining agreements period, high end of range (in years)		5 years
United States
Workforce (Unaudited)
Number of associates		60,900
Guarantees of indebtedness owed by third parties
Guarantees
Guarantees of indebtedness owed by third parties		$ 572
Guarantees of indebtedness related to VIEs		263
Risk Management Programs
Risk Management Programs
Self-insurance reserves		$ 560	$ 530
Tax Years 2007-2009 [Member]
Legal Contingencies
IRS Claim	$ 3,300